Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Entity Central Index Key	0001723980
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Shell Company	false
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	34,667,707